Fair value measurement - Fair values of the Group's derivative financial assets and liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Commodity swap liability
Derivative financial assets	[1]		$ 234
Derivative financial assets	[1]		3,767
Total derivative financial assets			4,001
Current derivative financial liabilities		$ 22,179	17,130	[1]
Non-current derivative financial liabilities		57,065	81,397	[1]	$ 7,443
Total derivative financial liabilities		79,244	98,527		7,443
Warrant liability
Commodity swap liability
Non-current derivative financial liabilities		11,066	43,195		7,443
Mezz Facility embedded derivative
Commodity swap liability
Current derivative financial liabilities		11,587	12,473
Non-current derivative financial liabilities		23,126	30,162
Copper stream embedded derivative
Commodity swap liability
Current derivative financial liabilities		981	138
Commodity swap liability
Commodity swap liability
Current derivative financial liabilities		7,045	4,519
Non-current derivative financial liabilities		5,075	8,040
Silver stream embedded derivative
Commodity swap liability
Derivative financial assets			234
Derivative financial assets			2,856
Total derivative financial assets		(16,163)	3,090
Current derivative financial liabilities		2,566
Non-current derivative financial liabilities		13,597
Copper stream embedded derivative
Commodity swap liability
Derivative financial assets			911
Total derivative financial assets		(5,182)	$ 773		$ 0	$ 0
Non-current derivative financial liabilities		$ 4,201

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.